SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash	$ 5,655,103	$ 45,213	$ 13,282	$ 6,703
Restricted cash	484,371	484,368	488,289	484,882
Total cash and restricted cash	$ 6,139,474	$ 529,581	$ 501,571	$ 491,585